Income tax - Tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income tax
Current tax assets	$ 20	$ 13
Deferred tax assets	2,058	2,147	$ 2,095
Total tax assets	2,078	2,160
Parent Entity
Income tax
Current tax assets	17	13
Deferred tax assets	1,826	1,883	$ 1,957
Total tax assets	$ 1,843	$ 1,896